United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7129

(Investment Company Act File Number)

Federated Managed Allocation Portfolios
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Balanced Allocation Fund

Established 2005

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.71		$10.90	$10.00
Income From Investment Operations:
Net investment income	0.07	[2]	0.13 [2]	0.34	[2]
Net realized and unrealized gain (loss) on investments	(0.24)		0.69	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.17)		0.82	0.90
Less Distributions:
Distributions from net investment income	(0.49)		(0.23)	--
Distributions from net realized gain on investments	(0.93)		(0.78)	--
TOTAL DISTRIBUTIONS	(1.42)		(1.01)	--
Net Asset Value, End of Period	$ 9.12		$10.71	$10.90
Total Return [3]	(1.70)%		8.15%	9.00%

Ratios to Average Net Assets:
Net expenses	0.27	% [4]	0.27%	0.27	% [4]
Net investment income	1.52	% [4]	1.26%	3.59	% [4]
Expense waiver/reimbursement [5]	1.07	% [4]	1.29%	2.75	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,398		$19,755	$13,150
Portfolio turnover	28%		2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.64		$10.86	$10.00
Income From Investment Operations:
Net investment income	0.04	[2]	0.07 [2]	0.24	[2]
Net realized and unrealized gain (loss) on investments	(0.24)		0.67	0.62
TOTAL FROM INVESTMENT OPERATIONS	(0.20)		0.74	0.86
Less Distributions:
Distributions from net investment income	(0.43)		(0.18)	--
Distributions from net realized gain on investments	(0.93)		(0.78)	--
TOTAL DISTRIBUTIONS	(1.36)		(0.96)	--
Net Asset Value, End of Period	$ 9.08		$10.64	$10.86
Total Return [3]	(2.10)%		7.38%	8.60%

Ratios to Average Net Assets:
Net expenses	1.02	% [4]	1.02%	1.02	% [4]
Net investment income	0.78	% [4]	0.64%	2.48	% [4]
Expense waiver/reimbursement [5]	1.07	% [4]	1.30%	2.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,488		$20,364	$12,434
Portfolio turnover	28%		2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$10.64		$10.86	$10.00
Income From Investment Operations:
Net investment income	0.04	[2]	0.10 [2]	0.23	[2]
Net realized and unrealized gain (loss) on investments	(0.25)		0.64	0.63
TOTAL FROM INVESTMENT OPERATIONS	(0.21)		0.74	0.86
Less Distributions:
Distributions from net investment income	(0.43)		(0.18)	--
Distributions from net realized gain on investments	(0.93)		(0.78)	--
TOTAL DISTRIBUTIONS	(1.36)		(0.96)	--
Net Asset Value, End of Period	$ 9.07		$10.64	$10.86
Total Return [3]	(2.11)%		7.37%	8.60%

Ratios to Average Net Assets:
Net expenses	1.01	% [4]	1.00%	1.02	% [4]
Net investment income	0.82	% [4]	0.93%	2.45	% [4]
Expense waiver/reimbursement [5]	1.07	% [4]	1.29%	2.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,367		$7,254	$3,560
Portfolio turnover	28%		2%	0	% [6]

1 Reflects operations for the period from December 23, 2005 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 1%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 983.00	$1.34
Class B Shares	$1,000	$ 979.00	$5.05
Class C Shares	$1,000	$ 978.90	$5.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,023.65	$1.37
Class B Shares	$1,000	$1,019.90	$5.15
Class C Shares	$1,000	$1,019.95	$5.10

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.27%
Class B Shares	1.02%
Class C Shares	1.01%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Underlying Fund	Percentage of Total Net Assets
Federated Kaufmann Fund	24.9%
Federated InterContinental Fund	24.9%
Federated Capital Appreciation Fund	24.8%
Federated Intermediate Corporate Bond Fund	24.8%
Cash Equivalents [2]	0.1%
Other Assets and Liabilities--Net [3]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the underlying funds in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		AFFILIATED MUTUAL FUNDS--99.5%
618,403		Federated Capital Appreciation Fund, Institutional Shares	$12,955,548
199,301		Federated InterContinental Fund, Institutional Shares	13,000,424
1,304,952		Federated Intermediate Corporate Bond Fund, Institutional Shares	12,945,127
2,264,340		Federated Kaufmann Fund, Class A Shares	13,019,954
88,695	[1]	Prime Value Obligations Fund, Institutional Shares, 2.70%	88,695
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $52,772,338) [2]	52,009,748
		OTHER ASSETS AND LIABILITIES - NET--0.5% [3]	243,197
		TOTAL NET ASSETS--100%	$52,252,945

1 7-Day net yield.

2 Also represents cost for federal tax purposes.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$52,009,748
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
TOTAL	$52,009,748

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $52,772,338)		$52,009,748
Cash		700
Income receivable		55,520
Receivable for investments sold		329,000
Receivable for shares sold		274,758
TOTAL ASSETS		52,669,726
Liabilities:
Payable for investments purchased	$73,000
Payable for shares redeemed	315,016
Payable for distribution services fee (Note 5)	8,934
Payable for shareholder services fee (Note 5)	10,889
Accrued expenses	8,942
TOTAL LIABILITIES		416,781
Net assets for 5,746,301 shares outstanding		$52,252,945
Net Assets Consist of:
Paid-in capital		$57,349,899
Net unrealized depreciation of investments		(762,590)
Accumulated net realized loss on investments		(4,334,822)
Undistributed net investment income		458
TOTAL NET ASSETS		$52,252,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($22,397,939 ÷ 2,456,681 shares outstanding), no par value, unlimited shares authorized		$9.12
Offering price per share (100/94.50 of $9.12) [1]		$9.65
Redemption proceeds per share		$9.12
Class B Shares:
Net asset value per share ($22,488,344 ÷ 2,477,616 shares outstanding), no par value, unlimited shares authorized		$9.08
Offering price per share		$9.08
Redemption proceeds per share (94.50/100 of $9.08) [1]		$8.58
Class C Shares:
Net asset value per share ($7,366,662 ÷ 812,004 shares outstanding), no par value, unlimited shares authorized		$9.07
Offering price per share		$9.07
Redemption proceeds per share (99.00/100 of $9.07) [1]		$8.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$436,128
Expenses:
Administrative personnel and services fee (Note 5)		$115,000
Custodian fees		4,598
Transfer and dividend disbursing agent fees and expenses		51,452
Directors'/Trustees' fees		518
Auditing fees		11,000
Legal fees		7,848
Portfolio accounting fees		33,301
Distribution services fee--Class B Shares (Note 5)		77,044
Distribution services fee--Class C Shares (Note 5)		26,522
Shareholder services fee--Class A Shares (Note 5)		25,106
Shareholder services fee--Class B Shares (Note 5)		25,681
Shareholder services fee--Class C Shares (Note 5)		8,461
Share registration costs		24,698
Printing and postage		13,227
Insurance premiums		2,642
Miscellaneous		873
TOTAL EXPENSES		427,971
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(115,000)
Reimbursement of other operating expenses	(144,130)
TOTAL WAIVER AND REIMBURSEMENT		(259,130)
Net expenses			168,841
Net investment income			267,287
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated issuers			(4,307,178)
Net change in unrealized depreciation of investments			3,180,336
Net realized and unrealized loss on investments			(1,126,842)
Change in net assets resulting from operations			$(859,555)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$267,287	$367,479
Net realized loss on investments in affiliated issuers	(4,307,178)	(24,975)
Realized gain distributions from affiliated investment company shares	--	5,764,331
Net change in unrealized appreciation/depreciation of investments	3,180,336	(3,475,874)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(859,555)	2,630,961
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(925,914)	(288,889)
Class B Shares	(827,451)	(217,306)
Class C Shares	(302,815)	(62,675)
Distributions from net realized gain on investments
Class A Shares	(1,755,153)	(995,689)
Class B Shares	(1,817,280)	(941,974)
Class C Shares	(650,724)	(273,947)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,279,337)	(2,780,480)
Share Transactions:
Proceeds from sale of shares	12,796,177	24,245,211
Net asset value of shares issued to shareholders in payment of distributions declared	6,019,001	2,621,767
Cost of shares redeemed	(6,796,084)	(8,489,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,019,094	18,377,773
Change in net assets	4,880,202	18,228,254
Net Assets:
Beginning of period	47,372,743	29,144,489
End of period (including undistributed net investment income of $458 and $1,789,351, respectively)	$52,252,945	$47,372,743

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Balanced Allocation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to section 12(d)(1)(g) of the Act, the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Act which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund	Investment Objective
Federated American Leaders Fund, Inc., Class A Shares (American Leaders)	To provide growth of capital and income.
Federated Capital Appreciation Fund, Institutional Shares (Capital Appreciation)	To provide capital appreciation.
Federated InterContinental Fund, Institutional Shares (InterContinental)	To provide long-term capital appreciation through investing in international stocks.
Federated Intermediate Corporate Bond Fund, Institutional Shares (Intermediate Corporate Bond)	To provide current income.
Federated Kaufmann Fund, Class A Shares (Kaufmann)	To provide capital appreciation.
Prime Value Obligations Fund, Institutional Shares (Prime Value)	To provide current income consistent with stability of principal and liquidity.

Income distributions from American Leaders are declared and paid quarterly. Income distributions from Intermediate Corporate Bond and Prime Value are declared daily and paid monthly. Income distributions from Capital Appreciation, InterContinental and Kaufmann are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's (SEC) website at www.sec.gov, at the Commission's Public Reference Room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Effective January 2, 2008, Capital Appreciation, Class A Shares were replaced with Capital Appreciation, Institutional Shares.

Effective January 29, 2008, American Leaders was replaced with InterContinental whose investment objective is to provide long-term capital appreciation through investing in international stocks.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2006 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	686,599	$6,247,239	998,959	$10,494,589
Shares issued to shareholders in payment of distributions declared	281,017	2,593,786	120,348	1,207,083
Shares redeemed	(355,222)	(3,190,483)	(481,218)	(5,037,068)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	612,394	$5,650,542	638,089	$6,664,604

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	538,481	$4,849,625	877,246	$9,165,637
Shares issued to shareholders in payment of distributions declared	271,613	2,504,276	110,235	1,105,656
Shares redeemed	(247,017)	(2,201,461)	(217,699)	(2,266,847)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	563,077	$5,152,440	769,782	$8,004,446

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	187,178	$1,699,313	437,806	$4,584,985
Shares issued to shareholders in payment of distributions declared	99,993	920,939	30,811	309,028
Shares redeemed	(157,101)	(1,404,140)	(114,506)	(1,185,290)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	130,070	$1,216,112	354,111	$3,708,723
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,305,541	$12,019,094	1,761,982	$18,377,773

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $52,772,338. The net unrealized depreciation of investments for federal tax purposes was $762,590. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,397,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,160,465.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee. For the six months ended May 31, 2008, the Adviser voluntarily reimbursed $134,210 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FAS waived its entire fee of $115,000.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $908 of fees paid by the Fund.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

The Fund may invest in other funds distributed by FSC under the Plan. FSC has agreed to reimburse the Fund for certain distribution fees received by FSC as a result of these transactions. For the six months ended May 31, 2008, FSC voluntarily reimbursed $9,920 of its fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $15,512 in sales charges from the sale of Class A Shares. FSC also retained $1,607 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this Agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.27%, 1.02% and 1.02%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Federated American Leaders Fund, Inc., Class A Shares	658,934	53,930	712,864	--	$ --	$ 41,513
Federated InterContinental Fund, Institutional Shares	--	205,781	6,480	199,301	13,000,424	0
Federated Capital Appreciation Fund, Class A Shares	546,642	4,677	551,319	--	--	83,030
Federated Capital Appreciation Fund, Institutional Shares	--	626,245	7,842	618,403	12,955,548	0
Federated Intermediate Corporate Bond Fund, Institutional Shares	1,156,663	290,165	141,876	1,304,952	12,945,127	308,040
Federated Kaufmann Fund, Class A Shares	1,918,249	361,569	15,478	2,264,340	13,019,954	0
Prime Value Obligations Fund, Institutional Shares	190,059	5,348,632	5,449,996	88,695	88,695	3,545
TOTAL OF AFFILIATED TRANSACTIONS	4,470,547	6,890,999	6,885,855	4,475,691	$52,009,748	$436,128

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$19,498,140
Sales	$13,621,140

7. RISKS OF INVESTING IN THE UNDERLYING FUNDS

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED BALANCED ALLOCATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it pursues its investment objective by investing in a combination of other Federated mutual funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future longterm considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861

35115 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2015

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period:	$11.43		$10.69	$10.00
Income From Investment Operations:
Net investment income	0.17	[2]	0.23 [2]	0.16	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.57)		0.65	0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.40)		0.88	0.69
Less Distributions:
Distributions from net investment income	(0.20)		(0.13)	--
Distributions from net realized gain on investments	(0.08)		(0.01)	--
TOTAL DISTRIBUTIONS	(0.28)		(0.14)	--
Net Asset Value, End of Period	$10.75		$11.43	$10.69
Total Return [3]	(3.60)%		8.27%	6.90%

Ratios to Average Net Assets:
Net expenses	0.49	% [4]	0.49%	0.42	% [4]
Net investment income	3.13	% [4]	2.10%	2.37	% [4]
Expense waiver/reimbursement [5]	7.80	% [4]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,489		$2,464	$332
Portfolio turnover	86%		72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.40		$10.70	$10.00
Income From Investment Operations:
Net investment income	0.13	[2]	0.21 [2]	0.08	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.56)		0.61	0.62
TOTAL FROM INVESTMENT OPERATIONS	(0.43)		0.82	0.70
Less Distributions:
Distributions from net investment income	(0.16)		(0.11)	--
Distributions from net realized gain on investments	(0.08)		(0.01)	--
TOTAL DISTRIBUTIONS	(0.24)		(0.12)	--
Net Asset Value, End of Period	$10.73		$11.40	$10.70
Total Return [3]	(3.85)%		7.74%	7.00%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00	% [4]
Net investment income	2.41	% [4]	1.87%	1.23	% [4]
Expense waiver/reimbursement [5]	7.69	% [4]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,561		$1,095	$571
Portfolio turnover	86%		72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.45		$10.69	$10.00
Income From Investment Operations:
Net investment income	0.19	[2]	0.27 [2]	0.19	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.58)		0.63	0.50
TOTAL FROM INVESTMENT OPERATIONS	(0.39)		0.90	0.69
Less Distributions:
Distributions from net investment income	(0.21)		(0.13)	--
Distributions from net realized gain on investments	(0.08)		(0.01)	--
TOTAL DISTRIBUTIONS	(0.29)		(0.14)	--
Net Asset Value, End of Period	$10.77		$11.45	$10.69
Total Return [3]	(3.50)%		8.51%	6.90%

Ratios to Average Net Assets:
Net expenses	0.28	% [4]	0.29%	0.25	% [4]
Net investment income	3.61	% [4]	2.45%	2.95	% [4]
Expense waiver/reimbursement [5]	7.85	% [4]	19.53%	124.62	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,115		$873	$113
Portfolio turnover	86%		72%	50%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 964.00	$2.41
Class K Shares	$1,000	$ 961.50	$4.90
Institutional Shares	$1,000	$ 965.00	$1.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.55	$2.48
Class K Shares	$1,000	$1,020.00	$5.05
Institutional Shares	$1,000	$1,023.60	$1.42

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.49%
Class K Shares	1.00%
Institutional Shares	0.28%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	45.7%
Domestic Fixed-Income ETF Funds and Mutual Funds	39.5%
Foreign Stock ETF Funds	11.4%
Foreign Fixed-Income Mutual Funds	0.6%
Cash Equivalents [2]	3.7%
Other Assets and Liabilities--Net [3]	(0.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--2.6%
		Consumer Discretionary--1.1%
100	[1]	Apollo Group, Inc., Class A	$4,779
225		Carnival Corp.	9,013
200		International Game Technology	7,132
634		McDonald's Corp.	37,609
425	[1]	Starbucks Corp.	7,731
250		Yum! Brands, Inc.	9,925
		TOTAL	76,189
		Information Technology--1.5%
58	[1]	Affiliated Computer Services, Inc., Class A	3,144
100	[1]	Apple, Inc.	18,875
100	[1]	Cognizant Technology Solutions Corp.	3,528
360		EMC Corp. Mass	6,278
52	[1]	Google, Inc.	30,462
387		Hewlett-Packard Co.	18,212
139		IBM Corp.	17,991
182	[1]	NetApp, Inc.	4,437
164	[1]	eBay, Inc.	4,922
		TOTAL	107,849
		TOTAL COMMON STOCKS (IDENTIFIED COST $171,389)	184,038
		EXCHANGE-TRADED FUNDS--85.7%
		STOCK ETFS--54.5%
		Domestic Stock ETFs--43.1%
5,141		Consumer Staples Select Sector SPDR Fund	146,004
727		iShares Dow Jones US Utilities Sector Index Fund	73,202
1,041		iShares Goldman Sachs Networking Index Fund	33,718
Shares			Value
		EXCHANGE-TRADED FUNDS--continued
		STOCK ETFS--continued
		Domestic Stock ETFs--continued
15,279		iShares S&P 500 Index Fund	$2,143,491
3,513		iShares S&P 500/BARRA Growth	238,919
2,850		iShares S&P Midcap 400 Index	250,914
1,137		iShares S&P North American Technology Software Index Fund	58,817
4,019	[1]	PowerShares DB Agriculture Fund	142,072
17	[1]	PowerShares DB Precious Metals Fund	556
		TOTAL DOMESTIC STOCK ETFS	3,087,693
		Foreign Stock ETFs--11.4%
1,847		iShares MSCI Belgium Index Fund	44,088
1,423		iShares MSCI Emerging Markets Index Fund	215,115
1,292		iShares MSCI Germany Index Fund	43,321
8,346		iShares MSCI Japan Index Fund	113,255
452	[1]	iShares MSCI South Korea Index Fund	26,817
498	[1]	iShares MSCI Turkey Index Fund	26,015
3,165		iShares S&P Europe 350 Index Fund	348,498
		TOTAL FOREIGN STOCK ETFS	817,109
		TOTAL STOCK ETFS (IDENTIFIED COST $3,833,419)	3,904,802
		FIXED-INCOME ETFS--31.2%
		Domestic Fixed-Income ETFs--31.2%
1,217		iShares Lehman 1-3 Year Treasury Bond Fund	100,901
839		iShares Lehman 3-7 Year Treasury Bond Fund	89,177
612		iShares Lehman 7-10 Year Treasury Bond Fund	53,434
164		iShares Lehman 10-20 Year Treasury Bond Fund	17,015
8,891		iShares Lehman Credit Bond Fund	882,521
10,733		iShares Lehman MBS Fixed-Rate Bond Fund	1,095,947
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $2,257,844)	2,238,995
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,091,263)	6,143,797
Shares			Value
		MUTUAL FUNDS--12.6% [2]
1,848		Emerging Markets Fixed Income Core Fund	$40,783
46,520		Federated Mortgage Core Portfolio	459,618
21,053		High Yield Bond Portfolio	136,424
267,800	[3]	Prime Value Obligations Fund, Institutional Shares, 2.70%	267,800
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $903,222)	904,625
		TOTAL INVESTMENTS--100.9% (IDENTIFIED COST $7,165,874) [4]	7,232,460
		OTHER ASSETS AND LIABILITIES - NET--(0.9)% [5]	(67,685)
		TOTAL NET ASSETS--100%	$7,164,775

1 Non-income-producing security.

2 Affiliated companies.

3 7-Day net yield.

4 The cost for federal tax purposes amounts to $7,166,068.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$7,232,460
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$7,232,460

The following acronym is used throughout this portfolio:

ETFs	--Exchange-Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $904,625 of investments in affiliated issuers (Note 5) (identified cost $7,165,874)		$7,232,460
Income receivable		145
Receivable for shares sold		6,663
Prepaid expenses		6,398
TOTAL ASSETS		7,245,666
Liabilities:
Payable for investments purchased	$79,186
Payable for distribution services fee (Note 5)	962
Payable for shareholder services fee (Note 5)	743
TOTAL LIABILITIES		80,891
Net assets for 666,843 shares outstanding		$7,164,775
Net Assets Consist of:
Paid-in capital		$7,242,967
Net unrealized appreciation of investments		66,586
Accumulated net realized loss on investments and futures contracts		(187,927)
Undistributed net investment income		43,149
TOTAL NET ASSETS		$7,164,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,488,777 ÷ 324,581 shares outstanding), no par value, unlimited shares authorized		$10.75
Offering price per share (100/94.50 of $10.75) [1]		$11.38
Redemption proceeds per share		$10.75
Class K Shares:
Net asset value per share ($2,560,728 ÷ 238,662 shares outstanding), no par value, unlimited shares authorized		$10.73
Offering price per share		$10.73
Redemption proceeds per share		$10.73
Institutional Shares:
Net asset value per share ($1,115,270 ÷ 103,600 shares outstanding), no par value, unlimited shares authorized		$10.77
Offering price per share		$10.77
Redemption proceeds per share		$10.77

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $23,605 received from affiliated issuers) (Note 5)			$102,225
Investment income allocated from affiliated partnership (Note 5)			1,819
TOTAL INCOME			104,044
Expenses:
Investment adviser fee (Note 5)		$7,197
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		3,613
Transfer and dividend disbursing agent fees and expenses--Class A Shares		12,133
Transfer and dividend disbursing agent fees and expenses--Class K Shares		9,079
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		5,134
Directors'/Trustees' fees		797
Auditing fees		10,500
Legal fees		8,379
Portfolio accounting fees		33,485
Distribution services fee--Class K Shares (Note 5)		4,259
Shareholder services fee--Class A Shares (Note 5)		3,348
Share registration costs		16,105
Printing and postage		9,075
Insurance premiums		2,578
Miscellaneous		607
TOTAL EXPENSES		241,289
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,197)
Waiver of administrative personnel and services fee	(22,492)
Reimbursement of other operating expenses	(194,264)
TOTAL WAIVERS AND REIMBURSEMENTS		(223,953)
Net expenses			17,336
Net investment income			86,708
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $1,289 on sale of investments in affiliated issuers) (Note 5)			(176,547)
Net realized loss on futures contracts			(5,095)
Net realized loss allocated from affiliated partnership			(129)
Net change in unrealized appreciation of investments			(49,609)
Net realized and unrealized loss on investments and futures contracts			(231,380)
Change in net assets resulting from operations			$(144,672)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,708	$49,988
Net realized gain (loss) on investments, including allocation from partnership and futures contracts	(181,771)	28,130
Net change in unrealized appreciation/depreciation of investments	(49,609)	84,147
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(144,672)	162,265
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(44,430)	(4,332)
Class K Shares	(16,680)	(5,980)
Institutional Shares	(22,814)	(4,636)
Distributions from net realized gain on investments
Class A Shares	(17,154)	(289)
Class K Shares	(7,984)	(449)
Institutional Shares	(8,343)	(296)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(117,405)	(15,982)
Share Transactions:
Proceeds from sale of shares	4,238,845	4,309,820
Net asset value of shares issued to shareholders in payment of distributions declared	104,360	14,584
Cost of shares redeemed	(1,348,602)	(1,054,206)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,994,603	3,270,198
Change in net assets	2,732,526	3,416,481
Net Assets:
Beginning of period	4,432,249	1,015,768
End of period (including undistributed net investment income of $43,149 and $40,365, respectively)	$7,164,775	$4,432,249

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2015 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2006 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized losses on futures contracts of $5,095.

At May 31, 2008, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	162,421	$1,740,756	202,882	$2,281,278
Shares issued to shareholders in payment of distributions declared	5,355	59,596	433	4,621
Shares redeemed	(58,825)	(625,387)	(18,728)	(212,154)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	108,951	$1,174,965	184,587	$2,073,745

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	187,498	$1,980,513	113,022	$1,239,316
Shares issued to shareholders in payment of distributions declared	2,216	24,664	601	6,429
Shares redeemed	(47,064)	(494,453)	(71,014)	(768,088)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	142,650	$1,510,724	42,609	$477,657

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	46,936	$517,576	72,166	$789,226
Shares issued to shareholders in payment of distributions declared	1,804	20,100	332	3,534
Shares redeemed	(21,427)	(228,762)	(6,737)	(73,964)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,313	$308,914	65,761	$718,796
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	278,914	$2,994,603	292,957	$3,270,198

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $7,166,068. The net unrealized appreciation of investments for federal tax purposes was $66,392. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,573 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,181.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. FGIMC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2008, FGIMC voluntarily waived $7,098 of its fee and voluntarily reimbursed $194,264 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 3.213% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,492 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $282 of fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $469 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $99. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	1,243	1,875	1,270	1,848	$ 40,783	$ 1,819
Federated Mortgage Core Portfolio	38,004	67,243	58,727	46,520	459,618	14,793
High Yield Bond Portfolio	8,653	18,076	5,676	21,053	136,424	4,674
Prime Value Obligations Fund, Institutional Shares	103,092	4,248,024	4,083,316	267,800	267,800	4,138
TOTAL OF AFFILIATED TRANSACTIONS	150,992	4,335,218	4,148,989	337,221	$904,625	$ 25,424

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$7,551,392
Sales	$4,818,464

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED TARGET ETF FUND 2015 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212853
Cusip 314212838
Cusip 314212846

35123 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target ETF Fund 2025

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.67		$10.83	$10.00
Income From Investment Operations:
Net investment income	0.15	[2]	0.17 [2]	0.13	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.67)		0.79	0.70
TOTAL FROM INVESTMENT OPERATIONS	(0.52)		0.96	0.83
Less Distributions:
Distributions from net investment income	(0.19)		(0.12)	--
Distributions from net realized gain on investments	(0.12)		--	--
TOTAL DISTRIBUTIONS	(0.31)		(0.12)	--
Net Asset Value, End of Period	$10.84		$11.67	$10.83
Total Return [3]	(4.55)%		8.98%	8.30%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.50%	0.40	% [4]
Net investment income	2.82	% [4]	1.55%	2.02	% [4]
Expense waiver/reimbursement [5]	4.64	% [4]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,282		$4,637	$765
Portfolio turnover	75%		75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.58		$10.80	$10.00
Income From Investment Operations:
Net investment income	0.12	[2]	0.11 [2]	0.08	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.66)		0.79	0.72
TOTAL FROM INVESTMENT OPERATIONS	(0.54)		0.90	0.80
Less Distributions:
Distributions from net investment income	(0.13)		(0.12)	--
Distributions from net realized gain on investments	(0.12)		--	--
TOTAL DISTRIBUTIONS	(0.25)		(0.12)	--
Net Asset Value, End of Period	$10.79		$11.58	$10.80
Total Return [3]	(4.75)%		8.38%	8.00%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00	% [4]
Net investment income	2.31	% [4]	1.02%	1.24	% [4]
Expense waiver/reimbursement [5]	4.63	% [4]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,373		$2,161	$323
Portfolio turnover	75%		75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	5/31/2008		11/30/2007	11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.68		$10.83	$10.00
Income From Investment Operations:
Net investment income	0.17	[2]	0.23 [2]	0.14	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.67)		0.75	0.69
TOTAL FROM INVESTMENT OPERATIONS	(0.50)		0.98	0.83
Less Distributions:
Distributions from net investment income	(0.21)		(0.13)	--
Distributions from net realized gain on investments	(0.12)		--	--
TOTAL DISTRIBUTIONS	(0.33)		(0.13)	--
Net Asset Value, End of Period	$10.85		$11.68	$10.83
Total Return [3]	(4.45)%		9.13%	8.30%

Ratios to Average Net Assets:
Net expenses	0.28	% [4]	0.29%	0.25	% [4]
Net investment income	3.21	% [4]	2.06%	2.13	% [4]
Expense waiver/reimbursement [5]	4.65	% [4]	9.19%	106.21	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,845		$1,307	$420
Portfolio turnover	75%		75%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 954.50	$2.44
Class K Shares	$1,000	$ 952.50	$4.88
Institutional Shares	$1,000	$ 955.50	$1.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.50	$2.53
Class K Shares	$1,000	$1,020.00	$5.05
Institutional Shares	$1,000	$1,023.60	$1.42

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.50%
Class K Shares	1.00%
Institutional Shares	0.28%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	59.8%
Domestic Fixed-Income ETF Funds and Mutual Funds	22.5%
Foreign Stock ETF Funds	14.8%
Foreign Fixed-Income Mutual Funds	0.3%
Cash Equivalents [2]	3.9%
Other Assets and Liabilities--Net [3]	(1.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--3.5%
		Consumer Discretionary--1.5%
400	[1]	Apollo Group, Inc., Class A	$19,116
577		Carnival Corp.	23,115
356		International Game Technology	12,695
1,334		McDonald's Corp.	79,133
925	[1]	Starbucks Corp.	16,826
500		Yum! Brands, Inc.	19,850
		TOTAL	170,735
		Information Technology--2.0%
97	[1]	Affiliated Computer Services, Inc., Class A	5,257
211	[1]	Apple, Inc.	39,826
233	[1]	Cognizant Technology Solutions Corp.	8,220
692		EMC Corp. Mass	12,068
112	[1]	Google, Inc.	65,610
834		Hewlett-Packard Co.	39,248
288		IBM Corp.	37,276
381	[1]	NetApp, Inc.	9,289
364	[1]	eBay, Inc.	10,924
		TOTAL	227,718
		TOTAL COMMON STOCKS (IDENTIFIED COST $371,059)	398,453
Shares			Value
		EXCHANGE-TRADED FUNDS--87.1%
		STOCK ETFS--71.1%
		Domestic Stock ETFs--56.3%
10,881		Consumer Staples Select Sector SPDR Fund	$309,020
1,526		iShares Dow Jones US Utilities Sector Index Fund	153,653
2,323		iShares Goldman Sachs Networking Index Fund	75,242
2,458		iShares S&P North American Technology Software Index Fund	127,152
32,413		iShares S&P 500 Index Fund	4,547,220
7,451		iShares S&P 500/BARRA Growth	506,742
6,066		iShares S&P Midcap 400 Index	534,051
6,442	[1]	PowerShares DB Agriculture Fund	227,725
10	[1]	PowerShares DB Precious Metals Fund	327
		TOTAL DOMESTIC STOCK ETFS	6,481,132
		Foreign Stock ETFs--14.8%
3,778		iShares MSCI Belgium Index Fund	90,181
2,975		iShares MSCI Emerging Markets Index Fund	449,731
2,713		iShares MSCI Germany Index Fund	90,967
17,155		iShares MSCI Japan Index Fund	232,793
941	[1]	iShares MSCI South Korea Index Fund	55,830
1,097	[1]	iShares MSCI Turkey Index Fund	57,307
6,552		iShares S&P Europe 350 Index Fund	721,441
		TOTAL FOREIGN STOCK ETFS	1,698,250
		TOTAL STOCK ETFS (IDENTIFIED COST $8,090,569)	8,179,382
Shares			Value
		FIXED-INCOME ETFS--16.0%
		Domestic Fixed-Income ETFs--16.0%
1,084		iShares Lehman 1-3 Year Treasury Bond Fund	$89,874
734		iShares Lehman 3-7 Year Treasury Bond Fund	78,017
574		iShares Lehman 7-10 Year Treasury Bond Fund	50,116
155		iShares Lehman 10-20 Year Treasury Bond Fund	16,081
8,117		iShares Lehman Credit Bond Fund	805,693
7,868		iShares Lehman MBS Fixed-Rate Bond Fund	803,401
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $1,859,711)	1,843,182
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $9,950,280)	10,022,564
		MUTUAL FUNDS--10.7% [2]
1,598		Emerging Markets Fixed Income Core Fund	35,262
62,533		Federated Mortgage Core Portfolio	617,832
19,405		High Yield Bond Portfolio	125,743
448,327	[3]	Prime Value Obligations Fund, Institutional Shares, 2.70%	448,327
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,226,000)	1,227,164
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $11,547,339) [4]	11,648,181
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [5]	(147,737)
		TOTAL NET ASSETS--100%	$11,500,444

1 Non-income-producing security.

2 Affiliated companies.

3 7-Day net yield.

4 The cost of investments for federal tax purposes amounts to $11,547,491.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,648,181
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
TOTAL	$11,648,181

The following acronym is used throughout this portfolio:

ETFs	--Exchange-Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $1,227,164 of investments in affiliated issuers (Note 5) (identified cost $11,547,339)		$11,648,181
Cash		3,976
Income receivable		335
Receivable for shares sold		19,853
Prepaid expenses		9,208
TOTAL ASSETS		11,681,553
Liabilities:
Payable for investments purchased	$159,008
Payable for shares redeemed	19,548
Payable for distribution services fee (Note 5)	1,291
Payable for shareholder services fee (Note 5)	1,262
TOTAL LIABILITIES		181,109
Net assets for 1,062,515 shares outstanding		$11,500,444
Net Assets Consist of:
Paid-in capital		$11,697,101
Net unrealized appreciation of investments		100,842
Accumulated net realized loss on investments and futures contracts		(348,153)
Undistributed net investment income		50,654
TOTAL NET ASSETS		$11,500,444
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,282,217 ÷ 579,744 shares outstanding), no par value, unlimited shares authorized		$10.84
Offering price per share (100/94.50 of $10.84) [1]		$11.47
Redemption proceeds per share		$10.84
Class K Shares:
Net asset value per share ($3,373,419 ÷ 312,755 shares outstanding), no par value, unlimited shares authorized		$10.79
Offering price per share		$10.79
Redemption proceeds per share		$10.79
Institutional Shares:
Net asset value per share ($1,844,808 ÷ 170,016 shares outstanding), no par value, unlimited shares authorized		$10.85
Offering price per share		$10.85
Redemption proceeds per share		$10.85

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $30,669 received from affiliated issuers) (Note 5)			$160,848
Investment income allocated from affiliated partnership (Note 5)			1,777
TOTAL INCOME			162,625
Expenses:
Investment adviser fee (Note 5)		$12,128
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		3,893
Transfer and dividend disbursing agent fees and expenses--Class A Shares		13,687
Transfer and dividend disbursing agent fees and expenses--Class K Shares		9,511
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		4,851
Directors'/Trustees' fees		1,027
Auditing fees		10,500
Legal fees		8,014
Portfolio accounting fees		33,410
Distribution services fee--Class K Shares (Note 5)		6,302
Shareholder services fee--Class A Shares (Note 5)		6,497
Share registration costs		16,276
Printing and postage		9,375
Insurance premiums		2,581
Miscellaneous		731
TOTAL EXPENSES		253,783
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(12,128)
Waiver of administrative personnel and services fee	(22,451)
Reimbursement of other operating expenses	(190,549)
TOTAL WAIVERS AND REIMBURSEMENTS		(225,128)
Net expenses			28,655
Net investment income			133,970
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $2,968 on sale of investments in affiliated issuers) (Note 5)			(334,611)
Net realized loss on futures contracts			(6,825)
Net realized loss allocated from affiliated partnership			(189)
Net change in unrealized appreciation of investments			(146,715)
Net realized and unrealized loss on investments and futures contracts			(488,340)
Change in net assets resulting from operations			$(354,370)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,970	$73,235
Net realized gain (loss) on investments, including allocation from partnership and futures contracts	(341,625)	86,651
Net change in unrealized appreciation/depreciation of investments	(146,715)	195,981
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(354,370)	355,867
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(81,263)	(9,238)
Class K Shares	(26,377)	(3,512)
Institutional Shares	(33,383)	(8,561)
Distributions from net realized gain on investments
Class A Shares	(49,614)	--
Class K Shares	(23,400)	--
Institutional Shares	(19,155)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(233,192)	(21,311)
Share Transactions:
Proceeds from sale of shares	5,550,404	7,780,476
Net asset value of shares issued to shareholders in payment of distributions declared	200,258	19,835
Cost of shares redeemed	(1,767,832)	(1,538,035)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,982,830	6,262,276
Change in net assets	3,395,268	6,596,832
Net Assets:
Beginning of period	8,105,176	1,508,344
End of period (including undistributed net investment income of $50,654 and $57,707, respectively)	$11,500,444	$8,105,176

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2025 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the sixth months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2006 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized losses on futures contracts of $6,825.

At May 31, 2008, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	223,135	$2,393,500	347,768	$4,000,452
Shares issued to shareholders in payment of distributions declared	9,773	110,729	834	9,054
Shares redeemed	(50,620)	(543,051)	(21,800)	(257,460)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	182,288	$1,961,178	326,802	$3,752,046

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	202,392	$2,155,547	248,086	$2,766,439
Shares issued to shareholders in payment of distributions declared	4,405	49,777	324	3,512
Shares redeemed	(80,661)	(841,811)	(91,679)	(1,075,779)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	126,136	$1,363,513	156,731	$1,694,172

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,127	$1,001,357	90,696	$1,013,585
Shares issued to shareholders in payment of distributions declared	3,508	39,752	669	7,269
Shares redeemed	(35,508)	(382,970)	(18,301)	(204,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	58,127	$658,139	73,064	$816,058
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	366,551	$3,982,830	556,597	$6,262,276

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $11,547,491. The net unrealized appreciation of investments for federal tax purposes was $100,690. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $170,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $69,981.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. FGIMC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2008, FGIMC voluntarily waived $11,975 of its fee and voluntarily reimbursed $190,549 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 1.908% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,451 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $365 of fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $134 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $153. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	971	2,440	1,813	1,598	$ 35,262	$ 1,777
Federated Mortgage Core Portfolio	34,186	124,663	96,316	62,533	$ 617,832	$19,796
High Yield Bond Portfolio	3,816	23,739	8,150	19,405	$ 125,743	$ 4,555
Prime Value Obligations Fund, Institutional Shares	120,402	5,312,889	4,984,964	448,327	$ 448,327	$ 6,318
TOTAL OF AFFILIATED TRANSACTIONS	159,375	5,463,731	5,091,243	531,863	$1,227,164	$32,446

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$10,783,198
Sales	$7,118,362

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED TARGET ETF FUND 2025 (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212820
Cusip 314212796
Cusip 314212812

35124 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Target
ETF Fund 2035

Established 2006

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class K Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.64		$10.77	$10.00
Income From Investment Operations:
Net investment income	0.15		0.14 [2]	0.12	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.71)		0.85	0.65
TOTAL FROM INVESTMENT OPERATIONS	(0.56)		0.99	0.77
Less Distributions:
Distributions from net investment income	(0.17)		(0.12)	--
Distributions from net realized gain on investments	(0.11)		--	--
TOTAL DISTRIBUTIONS	(0.28)		(0.12)	--
Net Asset Value, End of Period	$10.80		$11.64	$10.77
Total Return [3]	(4.99)%		9.23%	7.70%

Ratios to Average Net Assets:
Net expenses	0.51	% [4]	0.48%	0.40	% [4]
Net investment income	2.74	% [4]	1.28%	1.88	% [4]
Expense waiver/reimbursement [5]	7.11	% [4]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,576		$2,747	$486
Portfolio turnover	72%		86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.53		$10.71	$10.00
Income From Investment Operations:
Net investment income	0.11		0.08 [2]	0.02	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.70)		0.84	0.69
TOTAL FROM INVESTMENT OPERATIONS	(0.59)		0.92	0.71
Less Distributions:
Distributions from net investment income	(0.13)		(0.10)	--
Distributions from net realized gain on investments	(0.11)		--	--
TOTAL DISTRIBUTIONS	(0.24)		(0.10)	--
Net Asset Value, End of Period	$10.70		$11.53	$10.71
Total Return [3]	(5.28)%		8.69%	7.10%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00	% [4]
Net investment income	1.96	% [4]	0.70%	0.25	% [4]
Expense waiver/reimbursement [5]	6.98	% [4]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,631		$1,227	$196
Portfolio turnover	72%		86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Year Ended 11/30/2007	Period Ended 11/30/2006	[1]
Net Asset Value, Beginning of Period	$11.66		$10.77	$10.00
Income From Investment Operations:
Net investment income	0.15		0.21 [2]	0.13	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.71)		0.80	0.64
TOTAL FROM INVESTMENT OPERATIONS	(0.56)		1.01	0.77
Less Distributions:
Distributions from net investment income	(0.17)		(0.12)	--
Distributions from net realized gain on investments	(0.11)		--	--
TOTAL DISTRIBUTIONS	(0.28)		(0.12)	--
Net Asset Value, End of Period	$10.82		$11.66	$10.77
Total Return [3]	(4.90)%		9.47%	7.70%

Ratios to Average Net Assets:
Net expenses	0.29	% [4]	0.30%	0.25	% [4]
Net investment income	3.01	% [4]	1.87%	1.97	% [4]
Expense waiver/reimbursement [5]	7.14	% [4]	15.32%	131.94	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,482		$1,399	$410
Portfolio turnover	72%		86%	2%

1 Reflects operations for the period from April 6, 2006 (date of initial public investment) to November 30, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 950.10	$2.49
Class K Shares	$1,000	$ 947.20	$4.87
Institutional Shares	$1,000	$ 951.00	$1.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.45	$2.58
Class K Shares	$1,000	$1,020.00	$5.05
Institutional Shares	$1,000	$1,023.55	$1.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Class K Shares	1.00%
Institutional Shares	0.29%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Asset Class	Percentage of Total Net Assets
Domestic Stock ETF Funds and Common Stocks	67.6%
Foreign Stock ETF Funds	16.6%
Domestic Fixed Income ETF Funds and Mutual Funds	12.6%
Foreign Fixed Income Mutual Funds	0.2%
Cash Equivalents [2]	4.0%
Other Assets and Liabilities--Net [3]	(1.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--3.9%
		Consumer Discretionary--1.7%
300	[1]	Apollo Group, Inc., Class A	$14,337
426		Carnival Corp.	17,066
286		International Game Technology	10,199
1,017		McDonald's Corp.	60,328
663	[1]	Starbucks Corp.	12,060
374		Yum! Brands, Inc.	14,848
		TOTAL	128,838
		Information Technology--2.2%
76	[1]	Affiliated Computer Services, Inc., Class A	4,119
161	[1]	Apple, Inc.	30,389
164	[1]	Cognizant Technology Solutions Corp.	5,786
527		EMC Corp. Mass	9,191
85	[1]	Google, Inc.	49,793
634		Hewlett-Packard Co.	29,836
224		IBM Corp.	28,992
282	[1]	NetApp, Inc.	6,875
264	[1]	eBay, Inc.	7,923
		TOTAL	172,904
		TOTAL COMMON STOCKS (IDENTIFIED COST $283,576)	301,742
		EXCHANGE-TRADED FUNDS--87.9%
		STOCK ETFS--80.3%
		Domestic Stock ETFs--63.7%
8,295		Consumer Staples Select Sector SPDR Fund	235,578
1,168		iShares Dow Jones US Utilities Sector Index Fund	117,606
1,702		iShares Goldman Sachs Networking Index Fund	55,128
24,618		iShares S&P 500 Index Fund	3,453,659
5,655		iShares S&P 500/BARRA Growth	384,597
4,605		iShares S&P Midcap 400 Index	405,424
1,833		iShares S&P North American Technology Software Index Fund	94,821
4,309	[1]	PowerShares DB Agriculture Fund	152,323
		TOTAL DOMESTIC STOCK ETFS	4,899,136
Shares			Value
		EXCHANGE-TRADED FUNDS--continued
		STOCK ETFS--continued
		Foreign Stock ETFs--16.6%
2,829		iShares MSCI Belgium Index Fund	$67,528
2,239		iShares MSCI Emerging Markets Index Fund	338,470
2,033		iShares MSCI Germany Index Fund	68,166
13,055		iShares MSCI Japan Index Fund	177,156
705	[1]	iShares MSCI South Korea Index Fund	41,828
806	[1]	iShares MSCI Turkey Index Fund	42,105
4,933		iShares S&P Europe 350 Index Fund	543,173
		TOTAL FOREIGN STOCK ETFS	1,278,426
		TOTAL STOCK ETFS (IDENTIFIED COST $6,113,971)	6,177,562
		FIXED-INCOME ETFS--7.6%
		Domestic Fixed-Income ETFs--7.6%
401		iShares Lehman 1-3 Year Treasury Bond Fund	33,247
273		iShares Lehman 3-7 Year Treasury Bond Fund	29,017
207		iShares Lehman 7-10 Year Treasury Bond Fund	18,073
57		iShares Lehman 10-20 Year Treasury Bond Fund	5,914
3,059		iShares Lehman Credit Bond Fund	303,636
1,876		iShares Lehman MBS Fixed-Rate Bond Fund	191,558
		TOTAL FIXED-INCOME ETFS (IDENTIFIED COST $587,146)	581,445
		TOTAL EXCHANGED-TRADED FUNDS (IDENTIFIED COST $6,701,117)	6,759,007
		MUTUAL FUNDS--9.2% [2]
589		Emerging Markets Fixed Income Core Fund	12,998
34,404		Federated Mortgage Core Portfolio	339,911
7,116		High Yield Bond Portfolio	46,116
306,468	[3]	Prime Value Obligations Fund, Institutional Shares, 2.70%	306,468
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $704,932)	705,493
		TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $7,689,625) [4]	7,766,242
		OTHER ASSETS AND LIABILITIES - NET--(1.0)% [5]	(78,347)
		TOTAL NET ASSETS --100%	$7,687,895

1 Non-income producing security.

2 Affiliated companies.

3 7-Day net yield.

4 The cost of investments for federal tax purposes amounts to $7,689,654.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,766,242
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
TOTAL	$7,766,242

The following acronym is used throughout this portfolio:

ETFs	--Exchange-Traded Mutual Funds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $705,493 of investments in affiliated issuers (Note 5) (identified cost $7,689,625)		$7,766,242
Income receivable		250
Receivable for shares sold		4,324
Prepaid expenses		29,326
TOTAL ASSETS		7,800,142
Liabilities:
Payable for investments purchased	$108,224
Payable for shares redeemed	2,280
Payable for distribution services fee (Note 5)	1,046
Payable for shareholder services fee (Note 5)	697
TOTAL LIABILITIES		112,247
Net assets for 713,693 shares outstanding		$7,687,895
Net Assets Consist of:
Paid-in capital		$7,871,360
Net unrealized appreciation of investments		76,617
Accumulated net realized loss on investments and futures contracts		(284,325)
Undistributed net investment income		24,243
TOTAL NET ASSETS		$7,687,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($3,575,691 ÷ 330,943 shares outstanding), no par value, unlimited shares authorized		$10.80
Offering price per share (100/94.50 of $10.80) [1]		$11.43
Redemption proceeds per share		$10.80
Class K Shares:
Net asset value per share ($2,630,583 ÷ 245,809 shares outstanding), no par value, unlimited shares authorized		$10.70
Offering price per share		$10.70
Redemption proceeds per share		$10.70
Institutional Shares:
Net asset value per share ($1,481,621 ÷ 136,941 shares outstanding), no par value, unlimited shares authorized		$10.82
Offering price per share		$10.82
Redemption proceeds per share		$10.82

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $15,536 received from affiliated issuers) (Note 5)			$100,314
Investment income allocated from affiliated partnership (Note 5)			1,008
TOTAL INCOME			101,322
Expenses:
Investment adviser fee (Note 5)		$7,952
Administrative personnel and services fee (Note 5)		115,000
Custodian fees		3,852
Transfer and dividend disbursing agent fees and expenses--Class A Shares		12,199
Transfer and dividend disbursing agent fees and expenses--Class K Shares		9,006
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		6,423
Directors'/Trustees' fees		850
Auditing fees		10,501
Legal fees		8,161
Portfolio accounting fees		33,492
Distribution services fee--Class K Shares (Note 5)		4,423
Shareholder services fee--Class A Shares (Note 5)		3,688
Share registration costs		16,105
Printing and postage		9,425
Insurance premiums		2,578
Miscellaneous		473
TOTAL EXPENSES		244,128
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(7,952)
Waiver of administrative personnel and services fee	(22,468)
Reimbursement of other operating expenses	(194,892)
TOTAL WAIVERS AND REIMBURSEMENTS		(225,312)
Net expenses			18,816
Net investment income			82,506
Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $1,354 on sale of investments in affiliated issuers) (Note 5)			(263,965)
Net realized loss on futures contracts			(6,460)
Net realized loss allocated from affiliated partnership			(117)
Net change in unrealized appreciation of investments			(77,403)
Net realized and unrealized loss on investments and futures contracts			(347,945)
Change in net assets resulting from operations			$(265,439)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,506	$40,933
Net realized gain (loss) on investments, including allocation from partnership and futures contracts	(270,542)	43,038
Net change in unrealized appreciation/depreciation of investments	(77,403)	114,716
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(265,439)	198,687
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(43,071)	(6,025)
Class K Shares	(15,729)	(1,901)
Institutional Shares	(25,007)	(11,120)
Distributions from net realized gain on investments
Class A Shares	(27,743)	--
Class K Shares	(13,328)	--
Institutional Shares	(15,242)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(140,120)	(19,046)
Share Transactions:
Proceeds from sale of shares	3,994,404	5,363,144
Net asset value of shares issued to shareholders in payment of distributions declared	133,165	17,837
Cost of shares redeemed	(1,407,608)	(1,279,005)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,719,961	4,101,976
Change in net assets	2,314,402	4,281,617
Net Assets:
Beginning of period	5,373,493	1,091,876
End of period (including undistributed net investment income of $24,243 and $25,544, respectively)	$7,687,895	$5,373,493

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Target ETF Fund 2035 (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to achieve capital appreciation and current income consistent with its current asset allocation which will emphasize a decreasing allocation to equity securities as the Fund's target year approaches.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities (including shares of ETFs) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2006 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized losses on futures contracts of $6,460.

At May 31, 2008, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	155,083	$1,663,533	213,247	$2,477,591
Shares issued to shareholders in payment of distributions declared	6,174	70,069	557	6,025
Shares redeemed	(66,264)	(697,436)	(23,028)	(270,537)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	94,993	$1,036,166	190,776	$2,213,079

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	176,327	$1,861,233	128,926	$1,440,571
Shares issued to shareholders in payment of distributions declared	2,578	29,057	177	1,901
Shares redeemed	(39,493)	(410,516)	(40,981)	(455,805)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	139,412	$1,479,774	88,122	$986,667

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,186	$469,638	130,601	$1,444,982
Shares issued to shareholders in payment of distributions declared	2,996	34,039	917	9,911
Shares redeemed	(28,250)	(299,656)	(49,571)	(552,663)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,932	$204,021	81,947	$902,230
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	251,337	$2,719,961	360,845	$4,101,976

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $7,689,654. The net unrealized appreciation of investments for federal tax purposes was $76,588. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $126,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,536.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. (FGIMC) is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and FGIMC provides for an annual fee equal to 0.25% of the Fund's average daily net assets. Prior to August 17, 2007, the Fund's investment adviser was Federated Equity Management Company of Pennsylvania (FEMCOPA). The advisory agreement between the Fund and FEMCOPA provided for an identical fee to the advisory agreement between the Fund and FGIMC. Subject to the terms described in the Expense Limitation note, FGIMC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. FGIMC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2008, FGIMC voluntarily waived $7,851 of its fee and voluntarily reimbursed $194,892 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 2.909% of average daily net assets of the Fund. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,468 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $394 of fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $136 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 1.00% and 0.30%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $101. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	185	1,265	861	589	$ 12,998	$ 1,008
Federated Mortgage Core Portfolio	8,413	77,308	51,317	34,404	$339,911	$ 9,579
High Yield Bond Portfolio	1,072	10,741	4,697	7,116	$ 46,116	$ 1,715
Prime Value Obligations Fund, Institutional Shares	97,068	3,882,507	3,673,107	306,468	$306,468	$ 4,242
TOTAL OF AFFILIATED TRANSACTIONS	106,738	3,971,821	3,729,982	348,577	$705,493	$16,544

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$7,006,015
Sales	$4,501,289

7. RISKS OF INVESTING IN THE UNDERLYING ETF FUNDS

Each of the underlying ETF funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying ETF fund than in another, the Fund will have greater exposure to the risks of that underlying ETF fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

Federated Target ETF Fund 2035 (the "Fund")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212788
Cusip 314212762
Cusip 314212770

35125 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Allocation Portfolios

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008